WBI Tactical DG Fund
WBI Tactical DG Fund
June 16, 2017

WBI TACTICAL DG FUND

(the “Fund”)

No Load Class	WBIDX
Institutional Class	WBDGX

A series of Advisors Series Trust (the “Trust”)

Supplement dated June 16, 2017 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”), each dated March 30, 2017

On June 14, 2017, at the recommendation of WBI Investments, Inc. (the “Advisor”), investment adviser to the Fund, the Board of Trustees of the Trust approved an amendment to the Amended and Restated Operating Expenses Limitation Agreement between the Trust, on behalf of the Fund, and the Advisor, pursuant to which the Advisor has agreed to reduce the Fund’s expense caps for the Institutional Class and No Load Class to 1.30% and 1.55%, respectively, effective June 15, 2017 (the “Expense Caps”).  The Expense Caps will be in place at least through March 29, 2019.

Also, at the request of the Advisor, the Board approved the termination of the Amended and Restated Shareholder Servicing Plan for the Fund.  All references contained in the Summary Prospectus, Prospectus and SAI to the Fund’s shareholder servicing plan are hereby deleted.

Summary Prospectus and Prospectus

The “Fees and Expenses of the Fund” sub-section and the “Example” sub-section on page 1 of the Fund’s Summary Prospectus and page 22 of the Statutory Prospectus is hereby deleted and replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Tactical DG Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - WBI Tactical DG Fund	No Load Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - WBI Tactical DG Fund		No Load Class	Institutional Class
Management Fees		0.85%	0.85%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses	[1]	0.72%	0.72%
Acquired Fund Fees and Expenses		0.06%	0.06%
Total Annual Fund Operating Expenses	[2]	1.88%	1.63%
Less: Management Fee Waiver	[3]	(0.27%)	(0.27%)
Total Annual Fund Operating Expenses After Management Fee Waiver		1.61%	1.36%
[1]	Effective June 15, 2017, the Tactical DG Fund's shareholder servicing plan fee was eliminated; therefore Other Expenses have been restated to reflect current fees.
[2]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers and Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Tactical DG Fund (including the shareholder servicing plan fee prior to June 15, 2017) and does not include expenses attributed to acquired fund fees and expenses ("AFFE") and other restated fees and expenses.
[3]	WBI Investments, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Tactical DG Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, taxes, interest expense, and extraordinary expenses) do not exceed 1.55% of average daily net assets for No Load Class shares and 1.30% of average daily net assets for Institutional Class shares (the "Expense Caps") though at least March 29, 2019. The Expense Caps may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were paid, subject to the Expense Caps.

Example.
This Example is intended to help you compare the cost of investing in the Tactical DG Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps in the first and second years).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - WBI Tactical DG Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
No Load Class	164	565	991	2,179
Institutional Class	138	488	861	1,910

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.